OTHER OPERATING INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income expense [Abstract]
Disclosure of detailed information for other operating expenses income [Text Block]
	2022	2021	2020
	US$’000	US$’000	US$’000

Reversal of (impairment loss) recognised on ships (Note 13)	1,707	3,557	(5,148)
(Impairment loss) reversal of impairment recognised on right-of-use assets (Note 14)	(985)	1,046	-
Impairment loss on goodwill (Note 18)	-	(965)	-
Reversal of (impairment loss) on financial assets	45	(2)	(1)
Net foreign exchange (loss) gain	(512)	95	4,868
Gain on disposal of plant and equipment	36	14	-
Gain on disposal of right-of-use asset	-	104	-
Other operating income	52	-	-
Other operating expenses	(2)	-	(12)
	341	3,849	(293)